FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	1 Months Ended
	Dec. 31, 2020	Nov. 23, 2020
Warrants Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3	$ 1,597,900
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate value of warrants	153,347	$ 82,460
Warrants per share		$ 57
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate value of warrants	$ 3,250,667	$ 1,748,000
Warrants per share		$ 57